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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05460

                          AIM Treasurer's Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 11/30/06

Item 1.  Schedule of Investments.

                                PREMIER PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
          Quarterly Schedule of Portfolio Holdings - November 30, 2006

                                                       (AIM INVETSMENTS(R) LOGO)
                                                                YOUR GOALS.
                                                             OUR SOLUTIONS(R).

AIMinvestments.com   I-TST-QTR-1 11/06   A I M Advisors, Inc.

PREMIER PORTFOLIO

SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
COMMERCIAL PAPER-53.21%(A)

ASSET-BACKED SECURITIES - COMMERCIAL
   LOANS/LEASES-5.07%

Amstel Funding Corp.,
   (Acquired 11/15/06;
   Cost $48,907,347) 5.21%(b)(c)        04/17/07   $     50,000   $   49,008,653

   (Acquired 10/05/06;
   Cost $29,589,142) 5.25%(b)(c)        01/08/07         30,000       29,833,908

   (Acquired 08/08/06;
   Cost $24,346,083) 5.32%(b)(c)        02/02/07         25,000       24,767,250

Fountain Square Commercial Funding
   Corp.
   (Acquired 11/28/06;
   Cost $41,143,267) 5.26%(b)           02/23/07         41,673       41,161,533
                                                                  --------------
                                                                     144,771,344
                                                                  --------------
ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES-2.90%

Old Line Funding, LLC
   (Acquired 11/08/06;
   Cost $41,330,292) 5.25%(b)           12/20/06         41,585       41,469,775

   (Acquired 11/16/06;
   Cost $41,361,610) 5.26%(b)           12/28/06         41,617       41,452,821
                                                                  --------------
                                                                      82,922,596
                                                                  --------------
ASSET-BACKED SECURITIES - FULLY
   BACKED-4.16%

Concord Minutemen
   Capital Co., LLC -Series A
   (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 10/13/06;
   Cost $24,373,476) 5.22%(b)           04/04/07         25,000       24,550,931

   (Acquired 09/19/06;
   Cost 24,324,981) 5.25%(b)            03/23/07         25,000       24,591,340

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
ASSET-BACKED SECURITIES - FULLY
   BACKED-(CONTINUED)

Crown Point Capital
   Co., LLC
   -Series A (Multi CEP's-Liberty
   Hampshire Co., LLC; agent)
   (Acquired 10/13/06;
   Cost $24,373,476) 5.22%(b)(c)        04/04/07   $     25,000   $   24,550,931

Long Lane Master
   Trust IV
   (CEP- Bank of America, N.A.)
   (Acquired 09/11/06;
   Cost $20,012,334) 5.26%(b)           12/08/06         20,273       20,252,265

Newport Funding Corp.,
   (CEP-MBIA Insurance Corp.)
   (Acquired  11/06/06;
   Cost $24,685,861) 5.26%(b)           01/31/07         25,000       24,777,180
                                                                  --------------
                                                                     118,722,647
                                                                  --------------
ASSET-BACKED SECURITIES -
   MULTI-PURPOSE-11.91%

Atlantic Asset Securitization LLC
   (Acquired 11/16/06;
   Cost $44,325,110) 5.27%(b)           12/13/06         44,501       44,422,827

Charta LLC
   (Acquired 11/13/06;
   Cost $49,465,681) 5.27%(b)           01/25/07         50,000       49,597,430

CRC Funding, LLC
   (Acquired 11/08/06;
   Cost $24,788,542) 5.25%(b)           01/05/07         25,000       24,872,396

Falcon Asset
   Securitization Corp.
   (Acquired 11/14/06;
   Cost $49,795,444) 5.26%(b)           12/12/06         50,000       49,919,639

Ranger Funding Co., LLC
   (Acquired 10/19/06;
   Cost $29,785,217) 5.26%(b)           12/07/06         30,000       29,973,700

   (Acquired 11/03/06;
   Cost $41,391239) 5.27%(b)            12/22/06         41,690       41,561,960

PREMIER PORTFOLIO

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
ASSET-BACKED SECURITIES - MULTI-
   PURPOSE-(CONTINUED)

Sheffield Receivables Corp.
   (Acquired 10/06/06;
   Cost $13,808,449) 5.24%(b)           01/12/07   $     14,000   $   13,914,413

Windmill Funding Corp.
   (Acquired 08/16/06;
   Cost $29,453,367) 5.29%(b)(c)        12/18/06         30,000       29,925,058

Yorktown Capital LLC
   5.28%                                12/04/06         55,972       55,947,396
                                                                  --------------
                                                                     340,134,819
                                                                  --------------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-24.44%

Aquifer Funding Ltd./LLC
   (Acquired 11/03/06;
   Cost $69,671,537) 5.28%(b)           12/05/06         70,000       69,958,933

   (Acquired 11/06/06;
   Cost $62,656,094) 5.28%(b)           12/06/06         62,933       62,886,849

Cancara Asset Securitization
   Ltd./LLC.
   (Acquired 11/28/06;
   Cost $68,040,661) 5.28%(b)(c)        01/05/07         68,422       68,070,767

Galaxy Funding Inc.
   (Acquired 11/10/06;
   Cost $29,588,750) 5.25%(b)           02/12/07         30,000       29,680,625

Grampian Funding Ltd./LLC
   (Acquired 11/20/06;
   Cost $49,112,958) 5.24%(b)(c)        03/22/07         50,000       49,192,937

   (Acquired 08/11/06;
   Cost $29,207,250) 5.29%(b)(c)        02/07/07         30,000       29,700,517

Grenadier Funding Ltd./Corp.
   (Acquired 11/03/06;
   Cost $32,059,227) 5.26%(b)           01/29/07         32,472       32,192,073

Klio II Funding Ltd./Corp.
   (Acquired 10/26/06;
   Cost $33,717,209) 5.28%(b)           12/04/06         33,906       33,891,096

McKinley Funding Ltd./Corp.
   (Acquired 11/27/06;
   Cost $89,232,950) 5.29%(b)           01/24/07         90,000       89,285,850

Scaldis Capital Ltd./LLC
   (Acquired 07/17/06;
   Cost $30,004,892) 5.40%(b)(c)        01/12/07         30,828       30,633,784

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-(CONTINUED)

Sigma Finance Inc.
   (Acquired 11/16/07;
   Cost $48,692,778) 5.20%(b)(c)        05/16/07   $     50,000   $   48,801,111

Solitaire Funding Ltd./LLC
   (Acquired 11/07/06;
   Cost $49,328,528) 5.26%(b)(c)        02/08/07         50,000       49,496,396

Tierra Alta Funding Ltd./Corp.
   (Acquired 11/07/06;
   Cost $49,743,576) 5.28%(b)           12/12/06         50,000       49,919,410

Zenith Funding Ltd./Corp.
   (Acquired 11/28/06;
   Cost $54,284,786) 5.26%(b)           02/27/07         55,000       54,292,822
                                                                  --------------
                                                                     698,003,170
                                                                  --------------
ASSET-BACKED SECURITIES - TRADE
   RECEIVABLES-0.99%

Eureka Securitization, Inc.
   (Acquired 11/16/06;
   Cost $8,274,708) 5.27%(b)(c)         01/09/07         28,500       28,337,289

DIVERSIFIED BANKS-1.05%
Rabobank USA
   Financial Corp.
   5.23%(c)                             12/13/06         30,000       29,947,750

REGIONAL BANKS-2.69%
Danske Corp.,
   Series A
   5.26%(c)                             12/21/06         47,120       46,982,305
   5.26%(c)                             12/27/06         30,000       29,886,033
                                                                  --------------
                                                                      76,868,338
                                                                  --------------
      Total Commercial Paper
         (Cost $1,519,707,953)                                     1,519,707,953
                                                                  --------------
TIME DEPOSITS-5.25%(D)
Danske Bank (United Kingdom)
   5.31%(c)(e)                          12/01/06         50,000       50,000,000

Rabobank USA Financial Corp.
   (Cayman Islands)
   5.31%(c)(e)                          12/01/06        100,000      100,000,000
                                                                  --------------
      Total Time Deposits
         (Cost $150,000,000)                                         150,000,000
                                                                  --------------
MASTER NOTE AGREEMENT-4.38%
Merrill Lynch Mortgage Capital, Inc.
   (Acquired 08/22/06;
   Cost $125,000,000)
   5.44%(b)(d)(f)(g)
   (Cost $125,000,000)                  12/06/06        125,000      125,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------

CERTIFICATES OF DEPOSIT-4.13%

Barclays Bank PLC (United Kingdom)
   5.32%(c)                             04/27/07   $      5,000   $    5,000,000

Barclays Bank PLC
   5.45%                                06/12/07         10,000       10,000,000

Credit Agricole S.A. (United Kingdom)
   5.36%(c)                             04/23/07         30,000       30,000,000

HBOS Treasury Services PLC
   5.20%                                03/30/07         15,000       15,000,000

Royal Bank of Canada
   5.49%                                10/02/07         25,000       25,000,000

Societe General S.A. (United Kingdom)
   5.71%(c)                             07/23/07         23,000       23,000,000

Svenska Handelsbanken A.B.
   4.95%                                02/07/07         10,000       10,000,000
                                                                  --------------
      Total Certificates of Deposit
         (Cost $118,000,000)                                         118,000,000
                                                                  --------------
ASSET-BACKED SECURITIES-3.33%

ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES-0.49%

Sigma Finance Inc.,
   MTN (Acquired 06/01/06;
   Cost $14,000,000) 5.50%(b)(c)        06/05/07         14,000       14,000,000

FULLY BACKED-1.09%

RACERS Trust;
   Series 2004-6-MM, Floating Rate
   Notes (CEP-Lehman Brothers
   Holdings Inc.) (Acquired
   04/13/04; Cost $15,000,000)
   5.34%(b)(f)                          04/22/07         15,000       15,000,000

Wachovia Asset Securitization
   Issuance, LLC;
   Series 2004-HEMM2, Class AMM,
   Putable Floating Rate Bonds
   (CEP-Ambac Assurance Corp.)
   (Acquired 09/07/05;
   Cost $16,047,901) 5.31%(b)(f)(h)     12/25/34         16,048       16,047,901
                                                                  --------------
                                                                      31,047,901
                                                                  --------------

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
STRUCTURED-1.75%

Permanent Financing PLC;
   Series 9A, Class 1A, Floating Rate
   Bonds (Acquired 03/15/06;
   Cost $10,000,000) 5.29%(b)(c)(f)     03/10/07   $     10,000   $   10,000,000

Permanent Master Issuer PLC;
   Series 2006-1, Class 1A, Floating
   Rate Bonds 5.30%(c)(f)               10/17/07         40,000       40,000,000
                                                                  --------------
                                                                      50,000,000
                                                                  --------------
      Total Asset-Backed Securities
         (Cost $95,047,901)                                           95,047,901
                                                                  --------------
FUNDING AGREEMENTS-2.97%
MetLife Funding Agreement
   (Acquired 07/17/06;
   Cost $45,000,000) 5.43%(b)(e)(f)     08/18/07         45,000       45,000,000

MetLife Insurance Co. of Connecticut
   (Acquired 10/13/06;
   Cost $20,000,000) 5.43%(b)(e)(f)     10/12/07         20,000       20,000,000

New York Life Insurance Co.
   (Acquired 04/05/06;
   Cost $20,000,000) 5.43%(b)(e)(f)     04/05/07         20,000       20,000,000
                                                                  --------------
      Total Funding Agreements
         (Cost $85,000,000)                                           85,000,000
                                                                  --------------
VARIABLE RATE DEMAND
   NOTES-2.15%(D)(F)(I)

INSURED-0.30%(J)
Miami (City of), Florida Parking
   System
   Series 2006, Taxable RB
   (INS-Ambac  Assurance Corp.)
   5.33%                                10/01/20          2,000        2,000,000

Nanotechnology Research LLC
   (Arizona State University
   Project); Series 2004 B, Lease
   Taxable RB (INS-MBIA Insurance
   Corp.) 5.30%                         03/01/34          1,200        1,200,000

New York (State of) Dormitory
   Authority;
   Series 2005 A, State Personal
   Income Taxable RB (INS-MBIA
   Insurance Corp.) 5.30%               12/15/14          1,195        1,195,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
INSURED(J)-(CONTINUED)
University of Alabama;
   Series 2004 B, Taxable RB
   (INS-MBIA Insurance Corp.)
   5.35%                                07/01/09   $      4,315   $    4,315,000
                                                                  --------------
                                                                       8,710,000
                                                                  --------------
LETTER OF CREDIT ENHANCED-1.85%(K)
Albuquerque (City of), New Mexico
   (KTech Corp. Project);
   Series 2002, Taxable RB
   (LOC-Wells Fargo Bank, N.A.)
   5.37%                                11/01/22          1,900        1,900,000

Germain Properties of Columbus Inc.,
   Germain Real Estate Co. LLC and
   Germain Motor Co.; Floating Rate
   Notes (LOC-JPMorgan Chase
   Bank, N.A.) 5.37%                    03/01/31          7,413        7,413,000

GMS Associates III
   Series 1995,
   Floating Rate Bond (LOC-LaSalle
   Bank, N.A.) 5.35%(d)(f)(j)           11/01/25          8,200        8,200,000

Habasit Holding America Inc.,
   Floating Rate Bonds (LOC-Bank of
   America, N.A.) 5.32%                 03/01/16          2,555        2,555,000

Massachusetts (State of) Housing
   Finance Agency (Avalon Ledges
   Project);
   Series 2004 A Housing, Taxable RB
   (LOC-JPMorgan Chase
   Bank, N.A.) 5.30%                    06/01/34         18,635       18,635,000

Montgomery (City of), Alabama
   (Riverfront Stadium Project);
   Series 2003, Taxable RB
   (LOC-Wachovia Bank, N.A.) 5.35%      11/01/23          6,000        6,000,000

Saint Jean Industries, Inc.
   Series 2006 (LOC-General Electric
   Capital Corp.) (Acquired 09/28/06;
   Cost $8,000,000) 5.32%(b)(d)(f)      10/01/21          8,000        8,000,000
                                                                  --------------
                                                                      52,703,000
                                                                  --------------
      Total Variable Rate Demand Notes
         (Cost $61,413,000)                                           61,413,000
                                                                  --------------
MEDIUM-TERM NOTES-1.92%
Credit Agricole S.A., Floating Rate
   MTN (Acquired 06/23/06;
   Cost $20,000,000) 5.34%(b)(c)(f)     07/22/11         20,000       20,000,000

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
MEDIUM-TERM NOTES-(CONTINUED)

MetLife Global Funding I, Floating
   Rate MTN
   (Acquired 0820/03;
   Cost $10,000,000) 5.41%(b)(f)        09/12/08   $     10,000   $   10,000,000

Westpac Banking Corp, Floating Rate
   MTN (Acquired 11/15/06;
   Cost $25,000,000) 5.29%(b)(c)(f)     12/06/11         25,000       25,000,000
                                                                  --------------
      Total Medium-Term Notes
         (Cost $55,000,000)                                           55,000,000
                                                                  --------------

                                                    REPURCHASE
                                                      AMOUNT
                                                   ------------
REPURCHASE AGREEMENTS-22.24%(L)

BNP Paribas Securities Corp., Joint
   agreement dated 11/30/06, aggregate
   maturing value $1,259,187,888
   (collateralized by U.S. Government
   and Corporate obligations valued at
   $1,301,195,421; 0%-8.38%,
   02/15/07-08/25/45) 5.37%,
   12/01/06(c)                                      130,019,401      130,000,000

Citigroup Global Markets Inc.,
   Joint agreement dated 11/30/06,
   aggregate maturing value
   $1,000,149,236 (collateralized by
   Corporate obligations valued at
   $1,050,000,000; 0%-26.37%,
   12/20/09-10/15/49) 5.37%, 12/01/06               130,019,401      130,000,000

Fortis Bank N.V./S.A., Joint
   agreement dated 11/30/06, aggregate
   maturing value $600,089,375
   (collateralized by Corporate
   obligations valued at $630,000,001;
   5.10%-5.99%, 07/25/35-08/25/36)
   5.36%, 12/01/06(c)                               100,014,896      100,000,000

Greenwich Capital Markets, Inc.,
   Joint agreement dated 11/30/06,
   aggregate maturing value
   $800,118,000 (collateralized by
   U.S. Government obligations
   valued at $816,006,510; 0%-7.32%,
   02/15/08-12/01/36) 5.31%, 12/01/06               145,135,417      145,113,013

Wachovia Capital Markets, LLC, Joint
   agreement dated 11/30/06, aggregate
   maturing value $500,074,722
   (collateralized by Corporate
   obligations valued at $525,000,002;
   0%-8.66%, 12/01/06-10/15/48) 5.38%,
   12/01/06                                         130,019,428      130,000,000
                                                                  --------------
      Total Repurchase Agreements
         (Cost $635,113,013)                                         635,113,013
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

TOTAL INVESTMENTS (excluding
   Repurchase Agreements)-77.34%
   (Cost $2,209,168,854)                                           2,209,168,854
                                                                  --------------
TOTAL INVESTMENTS-99.58%
   (Cost $2,844,281,867)(m)(n)                                     2,844,281,867
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-0.42%                                   12,021,192
                                                                  --------------
NET ASSETS-100.00%                                                $2,856,303,059
                                                                  ==============

Investment Abbreviations:

CEP    -- Credit Enhancement Provider
INS    -- Insurer
LOC    -- Letter of Credit
MTN    -- Medium-Term Notes
RB     -- Revenue Bonds
RACERS -- Restructured Asset Certificates with Enhanced ReturnS(SM)

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2006 was $1,684,992,370, which represented 58.99% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     United Kingdom: 13.75%; France: 7.11%, Netherlands: 5.72%, other countries less than 5%: 12.50%.

(d) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at November 30, 2006 was $235,000,000, which represented 8.23% of the Fund's Net Assets.

(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2006.

(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(h) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(i) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.

(j) Principal and/or interest payments are secured by the bond insurance company listed.

(k) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)  Principal amount equals value at period end. See Note 1D.

(m) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(n)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER PORTFOLIO

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

               The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

PREMIER TAX-EXEMPT PORTFOLIO

SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)

                                          RATINGS(A)     PRINCIPAL
                                       ---------------     AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
MUNICIPAL OBLIGATIONS-100.56%

ALABAMA-2.52%
Oxford (City of); Series 2003,
   Unlimited Tax VRD GO Wts.
  (LOC-Branch Banking & Trust Co.)
   3.55%, 07/01/15 (b)(c)                 --    VMIG-1   $   1,385   $ 1,385,000

ALASKA-1.29%
Alaska (State of) Industrial
   Development & Export Authority
  (Safeway Inc. Projects); Series
   1991, Refunding VRD IDR
   (LOC-Deutsche Bank A.G.)
   3.75%, 12/01/06 (c)(d)(e)             A-1        --         710       710,000

ARIZONA-0.93%
Northern Arizona University; Series
   1997, RB 5.20%, 06/01/07 (f)(g)       AAA       Aaa         500       508,833

COLORADO-0.53%
Jefferson (County of) Section 14
   Metropolitan District; Series
   2000, Refunding Unlimited Tax GO
   (LOC-U.S. Bank, N.A.)
   5.20%, 12/01/06 (c)                    AA        --         290       290,000

FLORIDA-1.73%
Florida (State of) Local Government
   Finance Commission (Pooled Loan
   Program); Series 1994 A,
   Commercial Paper Notes
   (LOC-Wachovia Bank, N.A.)
   3.64%, 12/11/06 (c)                    --       P-1         750       750,000

JEA Water & Sewer
   System; Series 2002 B, RB
   (INS-Financial Security Assurance
   Inc.) 5.25%, 10/01/07 (h)             AAA       Aaa         200       202,720
                                                                     -----------
                                                                         952,720
                                                                     -----------
GEORGIA-4.37%
Atlanta (City of) Series 1997,
   Water & Sewerage RB 5.25%,
   01/01/07(f)(g)                        AAA       Aaa         100       101,119

                                          RATINGS(A)     PRINCIPAL
                                       ---------------     AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
GEORGIA-(CONTINUED)
Douglasville-Douglas (County of)
   Water & Sewer Authority; Series
   1993, Water & Sewerage RB
   (INS-Ambac Assurance Corp.)
   5.45%, 06/01/07 (h)                   AAA       Aaa   $     200   $   201,871

Floyd (County of) Development
   Authority (Shorter College
   Project); Series 1998, VRD RB
   (LOC-SunTrust Bank) 3.53%,
   06/01/17(b)(c)                       A-1+        --       1,300     1,300,000

Tallapoosa (City of) Development
   Authority (U.S. Can Co. Project);
   Series 1994, Refunding VRD IDR
   (LOC-Deutsche Bank A.G.)
   3.75%, 02/01/15 (b)(c)(e)             A-1        --         800       800,000
                                                                     -----------
                                                                       2,402,990
                                                                     -----------
ILLINOIS-12.83%
Chicago (City of) (Churchview
   Supportive Living Facility);
   Series 2003, Multi-Family Housing
   VRD RB (LOC-Harris N.A.)
   (Acquired 11/01/05;
   Cost $2,000,000) 3.63%, 03/01/33
   (b)(c)(i)(j)                           --    VMIG-1       2,000     2,000,000

Chicago (City of) (Crane Carton Co.
   Project); Series 1992, Economic
   Development VRD RB (LOC-Bank of
   America, N.A.) (Acquired
   06/21/04; Cost $300,000) 3.52%,
   06/01/12 (b)(c)(i)(j)                A-1+        --         300       300,000

Chicago (City of) Board of Education
   (Chicago School Reform Board of
   Trustees); Series 1996, Unlimited
   Tax GO 6.00%, 12/01/06 (f)(g)         AAA       Aaa         100       102,000

Illinios (State of) Development
   Finance Authority (Institute
   of Gas Technology Project);
   Series 1999, VRD IDR RB
   (LOC-Harris N.A.) 3.58%, 09/01/24
   (b)(c)                               A-1+        --       2,100     2,100,000

PREMIER TAX-EXEMPT PORTFOLIO

                                          RATINGS(A)     PRINCIPAL
                                       ---------------     AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
ILLINOIS-(CONTINUED)
Illinios (State of) Educational
   Facilities Authority (The
   Newberry Library); Series 1988,
   VRD RB (LOC-Northern Trust Co.)
   3.55%, 03/01/28 (b)(c)                 --    VMIG-1   $   1,555   $ 1,555,000

Illinois (State of) Development
   Finance Authority (Aurora Central
   Catholic High School); Series
   1994, VRD RB (LOC-Allied Irish
   Banks PLC) 3.76%, 04/01/24
   (b)(c)(e)                             A-1        --       1,000     1,000,000
                                                                     -----------
                                                                       7,057,000
                                                                     -----------
INDIANA-3.99%
Indiana (State of) Bond Bank; Series
   2006 A, Midyear Funding Program
   RN 4.50%, 02/02/07                  SP-1+        --         300       300,415

Indiana (State of) Health Facility
   Financing Authority (Stone Belt
   Arc Inc. Project); Series 2005,
   VRD RB (LOC-JPMorgan Chase Bank,
   N.A.) 3.75%, 02/01/25 (b)(c)           --    VMIG-1         500       500,000

Indiana (State of) Housing Finance
   Authority (Pedcor Investments-
   Cumberlan Crossing Apartments
   Development); Series 1997 M-B,
   Multi-Family Housing VRD RB
   (LOC-Federal Home Loan Bank of
   Indianapolis) 3.60%, 01/01/29
   (b)(c)(j)                              --    VMIG-1         508       508,000

Indiana (State of) Municipal Power
   Agency; Series 2003 B, Power
   Supply System RB (INS-MBIA
   Insurance Corp.) 5.00%, 01/01/07
   (h)                                   AAA       Aaa         250       250,260

Portage (City of) (Pedcor
   Investments-Port Crossing III
   Apartments Project); Series 1995
   B, Economic Development VRD RB
   (LOC-Federal Home Loan Bank of
   Indianapolis) 3.68%, 08/01/30
   (b)(c)(j)                              --    VMIG-1         638       638,000
                                                                     -----------
                                                                       2,196,675
                                                                     -----------

                                          RATINGS(A)     PRINCIPAL
                                       ---------------     AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
IOWA-1.73%
Iowa (State of) Finance Authority
   (YMCA Project); Series 2000,
   Economic Development VRD RB
   (LOC-Wells Fargo Bank, N.A)
   3.56%, 06/01/10 (b)(c)(k)              --        --   $     950   $   950,000

KENTUCKY-11.22%
Ewing (City of) Kentucky Area
   Development District Financing
   Trust; Series 2000, Lease
   Acquisition Program VRD RB
   (LOC-Wachovia Bank, N.A.)
   3.58%, 06/01/33 (b)(c)(l)            A-1+        --       6,171     6,171,000

MARYLAND-13.91%
Baltimore (County of) (Blue Circle
   Inc. Project); Series 1992,
   Economic Development VRD RB
   (LOC-BNP Paribas) 3.55%, 12/01/17
   (b)(c)(e)(l)                           --    VMIG-1       7,647     7,647,000

MICHIGAN-7.52%
Detroit (City of) School District;
   Series 1998 B, Unlimited Tax GO
   (INS-Financial Guaranty Insurance
   Co.) 5.00%, 05/01/07 (h)              AAA       Aaa         200       201,139

Detroit (City of); Series 2006,
   Limited Tax TAN GO (LOC-Bank
   of Nova Scotia) 4.50%, 03/01/07
   (c)(e)                              SP-1+        --         200       200,370

Michigan (State of) Housing
   Development Authority (Berrien
   Woods III); Series 2000 B, Multi-
   Family Housing VRD RB (LOC-
   Federal Home Loan Bank of
   Indianapolis) 3.63%, 07/01/32
   (b)(c)(j)                            A-1+        --         150       150,000

Oakland (County of) Economic
   Development Corp. (Rochester
   College Project); Series 2001,
   Limited Obligation VRD RB (LOC-
   JPMorgan Chase Bank, N.A.)
   3.53%, 08/01/21 (b)(c)(l)              --    VMIG-1       3,581     3,581,000
                                                                     -----------
                                                                       4,132,509
                                                                     -----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                          RATINGS(A)     PRINCIPAL
                                       ---------------     AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
MISSOURI-1.82%
Missouri (State of) Development
   Finance Board (Association of
   Municipal Utilities Lease
   Financing Program); Series 2005
   A, Commercial Paper Notes
   (LOC-U.S. Bank, N.A.) 3.72%,
   12/14/06 (c)                           --       P-1   $   1,000   $ 1,000,000

OHIO-1.82%
Cuyahoga (County of) (Cleveland
   Clinic Health System); Series
   2003 B-1, Commercial Paper
   Notes (LOC-Bank of America, N.A.)
   3.60%, 01/25/07 (c)                  A-1+    VMIG-1         800       800,000

Ohio (State of) Higher Educational
   Facility Commission (University
   of Dayton-2003 Project); Series
   2006, RB (INS-Financial Guaranty
   Insurance Co.) 4.00%,
   12/01/06 (h)                          AAA       Aaa         200       200,000
                                                                     -----------
                                                                       1,000,000
                                                                     -----------
OKLAHOMA-7.92%
Oklahoma (County of) Finance
   Authority (Oxford Oaks Apartments
   Projects); Series 2000, Refunding
   Multi-Family Housing VRD RB
   (CEP-Federal National Mortgage
   Association) 3.50%, 07/15/30
   (b)(l)                               A-1+        --       3,000     3,000,000

Tulsa (County of) Industrial
   Authority; Series 2003 A,
   Capital Improvements VRD RB
   3.60% , 05/15/17 (d)                 A-1+        --         750       750,000

   Series 2006 D, Capital
   Improvements RB (INS-Financial
   Securities Assurance Inc.)
   4.25%, 07/01/07 (h)                   AAA        --         600       602,370
                                                                     -----------
                                                                       4,352,370
                                                                     -----------
PENNSYLVANIA-1.42%
Cumberland (County of) Municipal
   Authority (Dickinson College);
   Series 1996 B, VRD RB
   (LOC-Citizens Bank of
   Pennsylvania) 3.63%, 11/01/26
   (c)(m)                               A-1+        --         600       600,000

                                          RATINGS(A)     PRINCIPAL
                                       ---------------     AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
PENNSYLVANIA-(CONTINUED)
Upper St. Clair (Township of) School
   District; Series 1997, Unlimited
   Tax GO 5.40%, 07/15/07 (f)(g)         NRR       NRR   $     180   $   181,960
                                                                     -----------
                                                                         781,960
                                                                     -----------
TEXAS-5.46%
Board of Regents University of Texas
   Systems; Series 2006 A, Financing
   System Commercial Paper Notes
   3.60%, 04/02/07                      A-1+       P-1         300       300,000

Northside Independent School
   District; Series 1997-A Unlimited
   Tax GO 5.00%, 02/15/07 (f)(g)         AAA       Aaa         100       100,253

   Series 1997 Unlimited Tax GO
   5.50%, 02/15/07 (f)(g)                AAA       Aaa         100       100,354

Sherman (City of) Higher Education
   Finance Corp. (Austin College
   Project); Series 1997, Higher
   Education VRD RB (LOC-Bank of
   America, N.A.) 3.55%, 01/01/18
   (b)(c)(l)                            A-1+        --       2,500     2,500,000
                                                                     -----------
                                                                       3,000,607
                                                                     -----------
UTAH-0.36%
Davis (County of); Series 2006,
   Unlimited Tax TRAN GO
   4.50%, 12/28/06                        --     MIG-1         200       200,116

VERMONT-3.27%
Vermont (State of) Student
   Assistance Corp.; Series 1985,
   Student Loan VRD RB (LOC-State
   Street Bank & Trust Co.) 3.61%,
   01/01/08 (c)(n)                        --    VMIG-1       1,800     1,800,000

WASHINGTON-12.37%
Seattle (Port of) Industrial
   Development Corp. (Sysco Food
   Services of Seattle, Inc.
   Project); Series 1994, Refunding
   VRD IDR 3.75%, 11/01/25 (b)(l)       A-1+    VMIG-1       4,602     4,602,000

Washington (State of) Housing
   Finance Commission (YMCA of
   Columbia-Willamette); Series
   1999, Non Profit VRD RB
   (LOC-U.S. Bank, N.A.) 3.51%,
   08/01/24 (b)(c)(l)                   A-1+        --       2,200     2,200,000
                                                                     -----------
                                                                       6,802,000
                                                                     -----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

                                          RATINGS(A)     PRINCIPAL
                                       ---------------     AMOUNT
                                        S&P    MOODY'S     (000)        VALUE
                                       -----   -------   ---------   -----------
WISCONSIN-3.55%
Kimberly (Village of) (Fox Cities
   YMCA Project); Series 2002, VRD
   RB (LOC-M&I Marshall & Ilsley
   Bank) 3.60%, 04/01/32 (b)(c)           --    VMIG-1   $     740   $   740,000

Madison (City of) Community
   Development Authority (Hamilton
   Point Apartments Project); Series
   1997 A, Refunding Multi-Family
   Housing VRD RB (LOC-JPMorgan
   Chase Bank, N.A.) (Acquired
   08/28/02; Cost $860,000) 3.65%,
   10/01/22 (b)(c)(i)(k)                  --        --         860       860,000

Wisconsin (State of); Series 2005 B,
  Unlimited Tax GO 4.00%, 05/01/07       AA-       Aa3         350       350,415
                                                                     -----------
                                                                       1,950,415
                                                                     -----------
TOTAL INVESTMENTS-100.56%
   (Cost $55,291,195) (o)(p)                                          55,291,195
                                                                     -----------
OTHER ASSETS LESS LIABILITIES-(0.56)%                                   (309,232)
                                                                     -----------
NET ASSETS-100.00%                                                   $54,981,963
                                                                     ===========

Investment Abbreviations:

CEP  -- Credit Enhancement Provider
GO   -- General Obligation Bonds
IDR  -- Industrial Development Revenue Bonds
INS  -- Insurer
LOC  -- Letter of Credit
RB   -- Revenue Bonds
RN   -- Revenue Notes
TAN  -- Tax Anticipation Notes
TRAN -- Tax and Revenue Anticipation Notes
VRD  -- Variable Rate Demand
Wts. -- Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in note (k) below.

(b) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined weekly. Rate shown is the rate in effect on November 30, 2006.

(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on November 30, 2006.

(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United State of America (as a percentage of net assets) is summarized as follows:
     France: 13.91%; other countries less than 5%: 4.93%.

(f)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h) Principal and/or interest payments are secured by the bond insurance company listed.

(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2006 was $3,160,000, which represented 5.75% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(j)  Security subject to the alternative minimum tax.

(k) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(l) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on November 30, 2006.

(n) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined monthly. Rate shown is the rate in effect on November 30, 2006.

(o) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                                Percentage
--------                                ----------
BNP Paribas                                13.9%
Wachovia Bank, N.A.                        12.6
JPMorgan Chase Bank, N.A.                   9.0
Sysco Corp.                                 8.4
Bank of America, N.A.                       7.9
Harris N.A.                                 7.5
U.S Bank, N.A.                              6.3
Federal National Mortgage Association       5.4
Other Entities Less than 5% each           29.6

(p)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER TAX-EXEMPT PORTFOLIO

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)

                                                     PRINCIPAL
                                                      AMOUNT
                                        MATURITY       (000)           VALUE
                                        --------   ------------   --------------
U.S. GOVERNMENT AGENCY
   SECURITIES-47.43%

FEDERAL FARM CREDIT BANK-5.09%
Disc. Notes,
   5.09%(a)                             05/15/07   $        500   $      488,324

Floating Rate Bonds,
   5.18% (b)                            08/01/07          1,000          999,871
                                                                  --------------
                                                                       1,488,195
                                                                  --------------
FEDERAL HOME LOAN BANK (FHLB)-15.75%
Unsec. Bonds,
   5.25%                                02/28/07          1,000        1,000,000
   5.55%                                08/08/07            500          499,931

Unsec. Floating Rate
   Global Bonds,
   5.27%(b)                             12/13/06          1,600        1,600,006

Unsec. Global Bonds,
   3.88%                                12/20/06            500          499,681
   5.27%                                11/21/07          1,000          999,696
                                                                  --------------
                                                                       4,599,314
                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORP.
   (FHLMC)-19.11%
Series M006, Class A,
   Taxable Multifamily
   VRD Ctfs.,
   5.35%(b)(c)                          10/15/45          2,785        2,785,500

Unsec. Disc. Notes,
   4.75%(a)                             12/15/06            300          299,446
   5.04%(a)                             12/27/06            500          498,180

Unsec. Floating Rate
   Medium Term Global Notes,
   5.17% (b)                            09/27/07          2,000        1,999,168
                                                                  --------------
                                                                       5,582,294
                                                                  --------------
FEDERAL NATIONAL MORTGAGE
   ASSOCIATION (FNMA)-7.48%
Unsec. Disc. Notes,(a)
   5.33%                                12/15/06            511          509,941
   5.04%                                12/29/06            528          525,930
   5.27%                                01/10/07            660          656,133
   5.10%                                02/23/07            500          494,050
                                                                  --------------
                                                                       2,186,054
                                                                  --------------
   Total U.S. Government Agency
      Securities
      (Cost $13,855,857)                                              13,855,857
                                                                  --------------
TOTAL INVESTMENTS (excluding
   Repurchase Agreements)-47.43%
   (Cost $13,855,857)                                                 13,855,857
                                                                  --------------

                                                    REPURCHASE
                                                      AMOUNT           VALUE
                                                   ------------   --------------
REPURCHASE AGREEMENTS-52.36%(D)
ABN AMRO Bank N.V., Joint agreement
   dated 11/30/06, aggregate maturing
   value $250,036,806 (collateralized
   by U.S. Government and Treasury
   obligations valued at
   $255,000,830; 0%-6.75%,
   04/13/07-03/15/31) 5.30%, 12/01/06              $  1,000,147   $    1,000,000

Barclays Captial Inc., Joint
   agreement dated 11/30/06,
   aggregate maturing value
   $519,216,889 (collateralized by
   U.S. Government obligations valued
   at $529,526,314; 0%-6.13%,
   03/28/07-11/16/26) 5.30%, 12/01/06                 2,295,508        2,295,170

BNP Paribas Securities Corp., Joint
   agreement dated 11/30/06,
   aggregate maturing value
   $250,036,806 (collateralized by
   U.S. Government obligations
   valued at $255,000,952;
   2.75%-5.25%, 04/19/07-02/24/11)
   5.30%, 12/01/06                                    1,000,147        1,000,000

Citigroup Global Markets Inc., Joint
   agreement dated 11/30/06,
   aggregate maturing value
   $600,088,333 (collateralized by
   U.S. Government obligations
   valued at $612,002,963; 0%-9.80%,
   07/15/08-07/15/29) 5.30%, 12/01/06                 5,000,736        5,000,000

Credit Suisse Securities (USA) LLC,
   Joint agreement dated 11/30/06,
   aggregate maturing value
   $150,022,083 (collateralized by
   U.S. Government obligations
   valued at $155,966,230; 0%,
   08/18/16-04/04/36) 5.30%, 12/01/06                 1,000,147        1,000,000

Deutsche Bank Securities Inc., Joint
   agreement dated 11/30/06,
   aggregate maturing value
   $150,022,083 (collateralized by
   U.S. Treasury obligations valued
   at $153,000,795; 3.00%-6.30%,
   03/28/07-12/13/24) 5.30%, 12/01/06                 1,000,147        1,000,000

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                                                    REPURCHASE
                                                      AMOUNT           VALUE
                                                   ------------   --------------
Fortis Securities LLC, Joint
   agreement dated 11/30/06,
   aggregate maturing value
   $275,040,486 (collateralized by
   U.S. Government and Treasury
   obligations valued at
   $280,500,942; 0%-4.75%,
   11/03/09-02/15/15) 5.30%, 12/01/06              $  1,000,147   $    1,000,000

Goldman, Sachs & Co., Joint agreement
   dated 11/30/06, aggregate maturing
   value $250,036,736 (collateralized
   by U.S. Government obligations
   valued at $255,000,722;
   3.75%-6.75%, 08/18/09-09/15/29)
   5.29%, 12/01/06                                    1,000,147        1,000,000

RBC Captial Markets, Joint agreement
   dated 11/30/06, aggregate maturing
   value $500,073,611 (collateralized
   by U.S. Government obligations
   valued at $510,000,351; 0%-6.55%,
   05/30/07-11/14/36) 5.30%, 12/01/06                 1,000,147        1,000,000

Societe Generale S.A., Joint
   agreement dated 11/30/06,
   aggregate maturing value
   $500,073,611 (collateralized by
   U.S. Government and Treasury
   obligations valued at
   $510,003,574; 0%-9.13%,
   01/15/07-11/15/27) 5.30%, 12/01/06                 1,000,147        1,000,000
                                                                  --------------
      Total Repurchase Agreements
         (Cost $15,295,170)                                           15,295,170
                                                                  --------------
TOTAL INVESTMENTS-99.79%
   (Cost $29,151,027)(e)                                              29,151,027
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-0.21%                                       62,732
                                                                  --------------
NET ASSETS-100.00%                                                $   29,213,759
                                                                  --------------

Investment Abbreviations:

Ctfs.  -- Certificates
Disc.  -- Discounted
Unsec. -- Unsecured
VRD    -- Variable Rate Demand

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2006.

(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(d)  Principal amount equals value at period end. See Note 1D.

(e)  Also represents cost for federal income tax purposes.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Item 2. Controls and Procedures.

     (a) As of December 14, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 14, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer's Series Trust


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: January 26, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: January 26, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.